Securities Available for Sale, Gross Unrealized Losses and Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	$ (916)	$ (553)
Less than 12 months, Fair Value	39,083	20,456
12 months or more, Gross Unrealized Losses	(2,253)	(2,158)
12 months or more, Fair Value	14,530	14,205
Total Gross Unrealized Losses	(3,169)	(2,711)
Total, Fair Value	53,613	34,661
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(894)	(512)
Less than 12 months, Fair Value	38,706	19,494
12 months or more, Gross Unrealized Losses	(2,212)	(2,109)
12 months or more, Fair Value	14,000	13,731
Total Gross Unrealized Losses	(3,106)	(2,621)
Total, Fair Value	52,706	33,225
US Treasury and Government [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(11)	(15)
Less than 12 months, Fair Value	5,473	544
12 months or more, Gross Unrealized Losses	0	0
12 months or more, Fair Value	0	0
Total Gross Unrealized Losses	(11)	(15)
Total, Fair Value	5,473	544
US States and Political Subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(229)	(322)
Less than 12 months, Fair Value	8,501	6,242
12 months or more, Gross Unrealized Losses	(654)	(515)
12 months or more, Fair Value	4,348	2,720
Total Gross Unrealized Losses	(883)	(837)
Total, Fair Value	12,849	8,962
Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(244)	(139)
Less than 12 months, Fair Value	9,355	9,567
12 months or more, Gross Unrealized Losses	(1,108)	(1,081)
12 months or more, Fair Value	8,031	9,641
Total Gross Unrealized Losses	(1,352)	(1,220)
Total, Fair Value	17,386	19,208
Federal agencies [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(7)	(95)
Less than 12 months, Fair Value	2,392	8,103
12 months or more, Gross Unrealized Losses	(3)	(1)
12 months or more, Fair Value	627	60
Total Gross Unrealized Losses	(10)	(96)
Total, Fair Value	3,019	8,163
Residential [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(80)	(35)
Less than 12 months, Fair Value	3,780	1,023
12 months or more, Gross Unrealized Losses	(334)	(454)
12 months or more, Fair Value	3,440	4,440
Total Gross Unrealized Losses	(414)	(489)
Total, Fair Value	7,220	5,463
Commercial [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(157)	(9)
Less than 12 months, Fair Value	3,183	441
12 months or more, Gross Unrealized Losses	(771)	(626)
12 months or more, Fair Value	3,964	5,141
Total Gross Unrealized Losses	(928)	(635)
Total, Fair Value	7,147	5,582
Corporate debt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(205)	(10)
Less than 12 months, Fair Value	8,107	477
12 months or more, Gross Unrealized Losses	(81)	(27)
12 months or more, Fair Value	167	157
Total Gross Unrealized Losses	(286)	(37)
Total, Fair Value	8,274	634
Collateralized debt obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(150)	(13)
Less than 12 months, Fair Value	4,268	679
12 months or more, Gross Unrealized Losses	(199)	(216)
12 months or more, Fair Value	613	456
Total Gross Unrealized Losses	(349)	(229)
Total, Fair Value	4,881	1,135
Other Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(55)	(13)
Less than 12 months, Fair Value	3,002	1,985
12 months or more, Gross Unrealized Losses	(170)	(270)
12 months or more, Fair Value	841	757
Total Gross Unrealized Losses	(225)	(283)
Total, Fair Value	3,843	2,742
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(22)	(41)
Less than 12 months, Fair Value	377	962
12 months or more, Gross Unrealized Losses	(41)	(49)
12 months or more, Fair Value	530	474
Total Gross Unrealized Losses	(63)	(90)
Total, Fair Value	907	1,436
Perpetual preferred securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(13)	(41)
Less than 12 months, Fair Value	316	962
12 months or more, Gross Unrealized Losses	(41)	(48)
12 months or more, Fair Value	530	467
Total Gross Unrealized Losses	(54)	(89)
Total, Fair Value	846	1,429
Other equity securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(9)	0
Less than 12 months, Fair Value	61	0
12 months or more, Gross Unrealized Losses	0	(1)
12 months or more, Fair Value	0	7
Total Gross Unrealized Losses	(9)	(1)
Total, Fair Value	$ 61	$ 7